FINANCIAL LIABILITIES FINANCIAL LIABILTIES (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of financial liabilities
The following table provides a continuity schedule of outstanding exchangeable shares and class B shares along with our corresponding liability and remeasurement gains and losses.

	Exchangeable shares outstanding (Units)	Class B shares outstanding (Units)	BIP unit price (US$)	Exchangeable and class B shares (US$ Million)
Balance at January 1, 2020	—	—	$—	$—
Share issuance / special distribution	46,349,323	1	38.09	1,765
Remeasurement of liability	—	—	—	(98)
Balance at March 31, 2020	46,349,323	1	35.97	1,667
Share exchanges(1)	(1,326,214)	—	40.59	(54)
Remeasurement of liability	—	—	—	238
Balance at June 30, 2020	45,023,109	1	$41.11	$1,851

1.
The unit price reflected here represents the weighted average price of the partnership units exchanged during the period and is calculated based on the NYSE closing price per unit on the date of exchange.

		As of
US$ MILLIONS		June 30, 2020	December 31, 2019
Current:
Inflation swaps		$6	$6
Total current financial liabilities		$6	$6

Non-current:
Inflation swaps		$60	$71
Deferred consideration	(a)	947	931
Total non-current financial liabilities		$1,007	$1,002